Equity (Details Narrative) - USD ($) $ in Millions				1 Months Ended	6 Months Ended
	Jul. 25, 2024	Feb. 22, 2024	Feb. 16, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2024
Disclosure Equity Abstract
Share capital						$ 61,614
Number of shares issued and fully paid						4,539,007,580
Additional remuneration reserve	$ 1,608	$ 2,364	$ 1,569	$ 437
Minimum mandatory remuneration					$ 1,132